Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings
Secured borrowings	$ 369,300	$ 151,400
Short-Term Borrowings
Short-Term Borrowings
Secured borrowings	369,300	151,400
Unused credit lines	$ 323,212	$ 277,362
Short-Term Borrowings | Bottom of range
Short-Term Borrowings
Interest rate-secured borrowings	0.35%	0.32%
Short-Term Borrowings | Top of range
Short-Term Borrowings
Interest rate-secured borrowings	1.78%	0.38%